Employee Benefit Obligations Employee Benefit Obligations (Tables)	12 Months Ended
Sep. 30, 2017
Compensation and Retirement Disclosure [Abstract]
Schedule of Changes in Projected Benefit Obligations
The following tables provide additional information on the Company’s pension plans as of September 30, 2017 and 2016, which principally relate to Spectrum Brands’ continuing operations:

	Fiscal
	2017	2016
Change in benefit obligation
Projected benefit obligation, beginning of year	$104.9	$87.8
Service cost	2.9	2.4
Interest cost	2.2	2.7
Actuarial (gain) loss	(12.0)	15.9
Curtailments	(0.2)	—
Benefits paid	(4.7)	(3.4)
Foreign currency exchange rate changes	4.1	(0.5)
Projected benefit obligation, end of year	$97.2	$104.9
Change in plan assets
Fair value of plan assets, beginning of year	$57.2	$56.1
Actual return on plan assets	1.1	1.9
Employer contributions	4.8	2.5
Benefits paid	(4.7)	(3.4)
Foreign currency exchange rate changes	2.2	0.1
Fair value of plan assets, end of year	$60.6	$57.2
Accrued Benefit Cost / Funded Status	$(36.6)	$(47.7)
Weighted average assumptions:
Discount rate	1.1% to 7.5%	1.0% to 8.7%
Expected return on plan assets	1.1% to 7.0%	1.0% to 7.0%
Rate of compensation increase	1.4% to 7.0%	2.3% to 7.0%

Schedule of Expected Benefit Payments	The following benefit payments were expected to be paid as of September 30, 2017:

Fiscal Year
2018	$3.4
2019	3.7
2020	3.8
2021	3.9
2022	3.9
2023 to 2027	22.6

Schedule of Allocation of Plan Assets
Below is a summary allocation of all pension plan assets as of September 30, 2017 and 2016:

	Fiscal
	2017	2016
Asset Type
Equity securities	6%	14%
Fixed income securities	17%	13%
Other	77%	73%
Total	100%	100%

The fair value of pension plan assets by asset category as of September 30, 2017 and 2016 were as follows:

	September 30, 2017
	Level 1	Level 2	Level 3	Total
Defined Benefit Plan Assets:
Equity securities
U.S. equity securities	$—	$2.1	$—	$2.1
Foreign equity securities	—	1.4	—	1.4
Fixed income securities
U.S. fixed income securities	—	8.1	—	8.1
Foreign fixed income securities	—	2.4	—	2.4
Real estate	—	—	—	—
Life insurance contracts	—	37.6	—	37.6
Other	—	0.5	—	0.5
Foreign cash & cash equivalents	8.5	—	—	8.5
Total defined benefit plan assets	$8.5	$52.1	$—	$60.6

	September 30, 2016
	Level 1	Level 2	Level 3	Total
Defined Benefit Plan Assets:
Equity securities
U.S. equity securities	$—	$5.5	$—	$5.5
Foreign equity securities	—	2.3	—	2.3
Fixed income securities
U.S. fixed income securities	—	5.4	—	5.4
Foreign fixed income securities	—	2.3	—	2.3
Real estate	—	—	—	—
Life insurance contracts	—	34.6	—	34.6
Other	—	1.1	—	1.1
Foreign cash & cash equivalents	6.0	—	—	6.0
Total defined benefit plan assets	$6	$51.2	$—	$57.2

Components of Consolidated Net Periodic Benefit and Deferred Compensation Benefit Costs and Contributions Made

	Fiscal
	2017	2016	2015
Components of net periodic cost:
Service cost	$2.9	$2.4	$2.4
Interest cost	2.2	2.7	2.8
Expected return on assets	(2.3)	(2.3)	(2.5)
Curtailment gain	(0.2)	0.1	0.4
Recognized net actuarial loss	2.3	0.6	0.9
Net periodic cost	$4.9	$3.5	$4.0
Weighted average assumptions:
Discount rate	1.0% to 8.7%	1.0% to 7.0%	2.0% to 7.5%
Expected return on plan assets	1.0% to 7.0%	1.0% to 7.0%	2.0% to 7.3%
Rate of compensation increase	2.3% to 7.0%	2.3% to 5.5%	2.3% to 5.5%